Property and Equipment Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment net
Cost:	$ 7,292	$ 6,838
Accumulated depreciation:	3,413	2,861
Total Property and Equipment	3,879	3,977
Minibars [Member]
Summary of property and equipment net
Cost:	6,854	6,290
Accumulated depreciation:	3,292	2,737
Production equipment and parts [Member]
Summary of property and equipment net
Cost:	295	411
Computers and electronic equipment [Member]
Summary of property and equipment net
Cost:	113	107
Accumulated depreciation:	118	122
Office furniture, equipment and other [Member]
Summary of property and equipment net
Cost:	30	30
Accumulated depreciation:	$ 3	$ 2